UNITED STATES

            SECURITIES AND EXCHANGE COMMISSION

                  Washington, D.C.  20549


                                                    FORM 13F


Form 13F Cover Page


Report For The Calendar Year of Quarter Ended:  06/30/07



Institutional Investment Manager Filing This Report:



Name:  Optimum Growth Advisors,  LLC
       ------------------------------

Address:  112 Washington Street

       ------------------------------

          Marblehead, MA  01945

       ------------------------------


          505 Park Avenue

       ------------------------------

          20th Floor

       ------------------------------

          New York, NY  10022

       ------------------------------



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all

information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists and tables, are considered integral parts of this form.



Person Signing on Behalf of Reporting Manager:



Name: 	Diane Christian

      --------------------------

Title: Managing Partner
      --------------------------

Phone:     212.888.5959

      --------------------------


Signature, Place and Date of Signing:


Diane Christian            New York, NY   08/27/07

-----------------------    -------------- ---------


REPORT TYPE:

[X]  13F HOLDINGS REPORT



               FORM 13F SUMMARY PAGE



REPORT SUMMARY:


Number of Other Included Managers:   0
                                                                  -------


Form 13F Information Table Entry Total:   54

                                        -------


Form 13F Information Table Value Total:  $133,638
                                                              --------
 (thousands)




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101    25423   292931 SH       SOLE                   292931
ABBOTT LABS COM                COM              002824100      214     4000 SH       SOLE                     4000
ADOBE SYSTEMS                  COM              00724F101     1954    48678 SH       SOLE                    48678
AMAZON COM INC COM             COM              023135106     1971    28810 SH       SOLE                    28810
AMERICAN EXPRESS CO COM        COM              025816109     2487    40654 SH       SOLE                    40654
AMERICAN INTL GROUP COM        COM              026874107     1945    27775 SH       SOLE                    27775
AMERIPRISE FINANCIAL INC.      COM              03076C106     2343    36851 SH       SOLE                    36851
APPLE COMPUTER                 COM              037833100     5935    48635 SH       SOLE                    48635
APPLIED MATERIALS INC          COM              038222105     1417    71300 SH       SOLE                    71300
AT&T INC                       COM              00206r102     2519    60690 SH       SOLE                    60690
ATS MED INC COM                COM              002083103      101    50000 SH       SOLE                    50000
BURLINGTON NRTHN SANTA COM     COM              12189T104     2035    23900 SH       SOLE                    23900
CASCADE BANCORP                COM              147154108      231    10001 SH       SOLE                    10001
CBL & ASSOC PPTYS INC          COM              124830100      332     9200 SH       SOLE                     9200
CHEVRON CORPORATION COM        COM                             539     6398 SH       SOLE                     6398
CISCO SYS INC COM              COM              17275R102     6485   232852 SH       SOLE                   232852
CITIGROUP INC COM              COM              172967101     1871    36484 SH       SOLE                    36484
CME CROUP INC                  COM              12572Q105     2712     5075 SH       SOLE                     5075
COGENT COMMUNICATIONS GROUP    COM              19239V302     2415    80850 SH       SOLE                    80850
CVS/CAREMARK CORP.             COM              126650100     2250    61730 SH       SOLE                    61730
DEERE & CO COM                 COM              244199105     2415    20000 SH       SOLE                    20000
EMERSON ELEC CO COM            COM              291011104     2348    50180 SH       SOLE                    50180
EXXON MOBIL CORP.              COM              30231G102     2022    24104 SH       SOLE                    24104
FIRST ENERGY CORP              COM              337932107     1727    26675 SH       SOLE                    26675
FIRST SOLAR INC.               COM              336433107     1763    19750 SH       SOLE                    19750
FREEPORT MCMORAN               COM              35671D857     2387    28820 SH       SOLE                    28820
GARMIN LTD                     COM              g37260109     2530    34200 SH       SOLE                    34200
GENENTECH INC                  COM              368710406     1929    25500 SH       SOLE                    25500
GENERAL ELEC CO COM            COM              369604103     2641    68996 SH       SOLE                    68996
GILEAD SCIENCES                COM              375558103     1583    40800 SH       SOLE                    40800
GOLDMAN SACHS GROUP INC        COM              38141G104     4135    19076 SH       SOLE                    19076
GOOGLE                         COM              38259P508     2606     4985 SH       SOLE                     4985
HEWLETT PACKARD CO.            COM              428236103     2039    45700 SH       SOLE                    45700
JOHNSON & JOHNSON COM          COM              478160104     2354    38208 SH       SOLE                    38208
KEYCORP NEW COM                COM              493267108      412    12000 SH       SOLE                    12000
MCDONALDS CORP COM             COM              580135101     2571    50650 SH       SOLE                    50650
MERCK & CO INC COM             COM              589331107     2169    43545 SH       SOLE                    43545
MICROSOFT CORP COM             COM              594918104     4424   150128 SH       SOLE                   150128
MONSANTO CO                    COM              61166w101     3029    44845 SH       SOLE                    44845
NORTHSTAR REALTY FIN CORP      COM              66704r100      219    17500 SH       SOLE                    17500
NYSE EURONEXT                  COM              629491101     2233    30325 SH       SOLE                    30325
PNC BANK CORP.                 COM              693475105      716    10000 SH       SOLE                    10000
PROCTER & GAMBLE CO COM        COM              742718109     1197    19566 SH       SOLE                    19566
QUALCOMM INC COM               COM              747525103     2445    56351 SH       SOLE                    56351
RESEARCH IN MOTION LTD         COM              760975102     2701    13505 SH       SOLE                    13505
SCHLUMBERGER LTD COM           COM              806857108     3098    36475 SH       SOLE                    36475
SMITH INTL INC                 COM              832110100     2230    38025 SH       SOLE                    38025
ST JUDE MED INC COM            COM              790849103     2025    48800 SH       SOLE                    48800
SUNPOWER CORP.                 COM              867652109     1214    19260 SH       SOLE                    19260
TARGET CORP.                   COM              87612E106     1698    26700 SH       SOLE                    26700
TEXAS INSTRUMENTS              COM              882508104     1269    33725 SH       SOLE                    33725
TOYOTA MOTOR CREDIT CORP.      COM              892331307     2061    16375 SH       SOLE                    16375
UMPQUA HOLDINGS CORP           COM              904214103      235    10005 SH       SOLE                    10005
UTIX GROUP INC                 COM              918032202       34    33515 SH       SOLE                    33515